STOCKHOLDERS EQUITY (Narrative 2) (Details) (USD $)	12 Months Ended	20 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	May 24, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Oct. 31, 2012 Stock Options [Member] Consulting Agreement for Business Advisory Services	Dec. 31, 2012 Stock Options [Member] Consulting Agreement for Business Advisory Services	Oct. 31, 2012 2012 Equity Incentive Plan	May 24, 2012 Arthur Leger	May 24, 2012 Chief Executive Officer [Member]	May 24, 2012 Lindsay
Vesting Terms					The stock options shall vest 25% every three months and were granted under the Company's 2012 Equity Incentive Plan.			The Company issued 4,000,000 shares of Common Stock to Mr. Leger, of which 2,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company's properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company's properties.	The Company issued 5,000,000 shares of Common Stock to Mr. Rector, of which 3,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company's properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company's properties	The Company issued 100,000 shares of Common Stock and options to purchase 400,000 shares of Common Stock to Mr. Lindsay. The shares of Common Stock issued to Mr. Lindsay shall vest immediately and, commencing six months from the date of issuance, one fourth of the options shall vest every six months provided that Mr. Lindsay remains on the Company's board of directors.
Share-based Compensation Expenses	$ 150,397	$ 150,397	$ 2,040,000	$ 78,773		$ 71,624
Unrecognised Compensation Expense				50,867		214,876
Options Granted					300,000					400,000
Options Grant Date Value, Per Share					$ 0.96					$ 0.32
Options Grant Date Value, Total	$ 1,169,000				$ 286,500					$ 129,640
Fair Value Valuation Methodology					Black-Scholes Model					Black-Scholes Model
Excercise Price Per Share					$ 1.05					$ 0.40
Volatility Rate					116.00%					106.00%
Expected Term					6 years					6 years
Risk Free Interest Rate					0.62%					0.77%
Shares Reserved Under Equity Incentive Plan							7,000,000